Investment contracts without discretionary participating features	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Investment contracts without discretionary participating features
30 Investment contracts without discretionary participating features
30.1 Investment contracts without DPF where Aegon bears the risk

	2024	2023

On January 1	10,222	9,597

Deposits	1,595	1,606

Withdrawals	(1,236)	(1,405)

Interest credited	288	221

Net exchange differences	755	(345)

Transfer to/from other headings	1,038	567

Other	(72)	(18)

On December 31	12,592	10,222

Investment contracts consist of the following:	2024	2023

Institutional guaranteed products	182	169

Fixed annuities	12,378	10,024

Other	32	29

On December 31	12,592	10,222

30.2 Investment contracts without DPF where the policyholder bears the risk

	2024	2023

On January 1	65,044	55,631

Gross premium and deposits – existing and new business	14,932	12,648

Withdrawals	(11,807)	(9,840)

Interest credited	8,467	7,636

Fund charges released	(367)	(313)

Net exchange differences	3,868	(40)

Transfer to/from other headings	(1,060)	(680)

Other	1	2

On December 31	79,078	65,044